Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,762,835.76

Principal:
Principal Collections	$13,398,801.48
Prepayments in Full	$9,522,835.31
Liquidation Proceeds	$339,857.74
Recoveries	$8,020.46
Sub Total	$23,269,514.99
Collections	$25,032,350.75

Purchase Amounts:
Purchase Amounts Related to Principal	$238,266.29
Purchase Amounts Related to Interest	$1,373.35
Sub Total	$239,639.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,271,990.39

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,271,990.39
Servicing Fee	$434,370.10	$434,370.10	$0.00	$0.00	$24,837,620.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,837,620.29
Interest - Class A-2 Notes	$834.29	$834.29	$0.00	$0.00	$24,836,786.00
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$24,698,151.00
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$24,644,768.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,644,768.75
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$24,618,205.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,618,205.75
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$24,596,639.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,596,639.75
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$24,562,099.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,562,099.08
Regular Principal Payment	$22,339,055.38	$22,339,055.38	$0.00	$0.00	$2,223,043.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,223,043.70
Residuel Released to Depositor	$0.00	$2,223,043.70	$0.00	$0.00	$0.00
Total		$25,271,990.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,339,055.38
Total					$22,339,055.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$2,502,879.84	$7.30	$834.29	$0.00	$2,503,714.13	$7.30
Class A-3 Notes	$19,836,175.54	$60.81	$138,635.00	$0.43	$19,974,810.54	$61.24
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$22,339,055.38	$20.82	$275,521.21	$0.26	$22,614,576.59	$21.08

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$2,502,879.84	0.0073034	$0.00	0.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$306,363,824.46	0.9391901
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$497,952,879.84	0.4640538	$475,613,824.46	0.4432355

Pool Information
Weighted Average APR	4.143%	4.137%
Weighted Average Remaining Term	41.47	40.59
Number of Receivables Outstanding	29,996	29,293
Pool Balance	$521,244,123.96	$497,532,006.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$500,291,300.50	$477,596,563.36
Pool Factor	0.4755668	0.4539326

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$7,462,980.10
Yield Supplement Overcollateralization Amount	$19,935,443.13
Targeted Overcollateralization Amount	$21,918,182.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,918,182.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		71	$212,356.65
(Recoveries)		51	$8,020.46
Net Losses for Current Collection Period			$204,336.19
Cumulative Net Losses Last Collection Period			$3,423,770.98
Cumulative Net Losses for all Collection Periods			$3,628,107.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.62%	403	$8,042,809.47
61-90 Days Delinquent	0.17%	40	$854,267.31
91-120 Days Delinquent	0.04%	9	$174,149.70
Over 120 Days Delinquent	0.13%	28	$663,667.35
Total Delinquent Receivables	1.96%	480	$9,734,893.83

Repossession Inventory:
Repossessed in the Current Collection Period		25	$632,827.50
Total Repossessed Inventory		31	$796,089.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5419%
Preceding Collection Period			0.3161%
Current Collection Period			0.4814%
Three Month Average			0.4464%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2113%
Preceding Collection Period			0.2534%
Current Collection Period			0.2629%
Three Month Average			0.2425%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer